Business combinations - Upserve Narrative (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 01, 2020 USD ($) shares $ / shares
Disclosure of detailed information about business combination [line items]
Accounts payable and accrued liabilities	$ (15,333)	$ 4,180
Revenue of combined entity	282,075
Revenue of acquiree	39,452
Profit (loss) of acquiree since acquisition date	(21,102)
Upserve
Disclosure of detailed information about business combination [line items]
Fair value of net assets acquired, less cash acquired			$ 411,364
Cash			$ 98,921
Number shares issued as consideration (in shares) | shares			5,895,365
Fair value per share transferred (in USD per share) | $ / shares			$ 52.62
Portion of consideration payable held back			$ 2,000
Acquisition-related costs	2,290
Accounts payable and accrued liabilities	20,489
Right-of-use assets at acquisition date			420
Lease liabilities at acquisition date			$ 420
Upserve and ShopKeep | Pro-forma
Disclosure of detailed information about business combination [line items]
Net loss of combined entities	$ 153,380